Long-term debt - Narrative (Details) CLF in Millions	Nov. 13, 2025 USD ($)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CLF	Aug. 13, 2025 USD ($)	Aug. 13, 2025 CLF	Jul. 10, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 24, 2025 USD ($)	May 19, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Short-term debt										$ 1,213,900,000	$ 118,300,000
Interest on long-term debt										71,800,000	$ 77,000,000.0
Senior unsecured notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value						$ 200,000,000.0				2,395,000,000
Interest rate (percent)						5.28%
Senior unsecured utility notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of debt							$ 5,000,000.0		$ 25,000,000.0
Par value										$ 107,000,000.0
Revolving Credit Facility | Senior unsecured revolving credit facilities | Senior Unsecured Notes
Debt Instrument [Line Items]
Extinguishment of debt								$ 25,000,000.0
Repayments of senior unsecured revolving credit facility						$ 62,400,000
Line of credit facility, maximum borrowing capacity	$ 1,000,000,000.0					100,000,000.0
Revolving Credit Facility | Amended and Restated Senior Unsecured Revolving Credit Facilities | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	750,000,000.0					25,000,000.0
Revolving Credit Facility | Senior unsecured bank credit facilities and delayed draw term facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Repayments of debt		$ 62,200,000	CLF 1.5			$ 49,500,000
Revolving Credit Facility | Commercial paper | Senior Unsecured Notes
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	1,000,000,000.0
Line of credit facility, increase to maximum borrowing capacity	500,000,000.0
Accordion feature, increase limit	$ 1,000,000,000.0
Varying maturities	270 days
Revolving Credit Facility | Securitized Utility Tariff Bonds Due On January 2035 | Senior Secured Utility Bonds
Debt Instrument [Line Items]
Repayments of debt				$ 61,600,000	CLF 1.5
Instrument interest rate (percent)				3.30%	3.30%